--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000
--------------------------------------------------------------------------------
           PRINCIPAL
  RATING*   AMOUNT                                                       VALUE
(UNAUDITED) (000)         DESCRIPTION                                   (NOTE 1)
--------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS--132.9%

                 MORTGAGE PASS-THROUGHS--0.8%
        $  273+  Federal National Mortgage Association,
                   6.50%, 7/01/29 ...............................   $   261,950
                                                                    -----------
                 AGENCY MULTIPLE CLASS MORTGAGE
                 PASS-THROUGHS--22.0%
           400+  Federal Home Loan Mortgage Corp.,
                   Multiclass Mortgage
                   Participation Certificates,
                   Series 1534, Class 1534-IG,
                     2/15/10 ....................................       348,624
                 Federal National Mortgage Association,
                   REMIC Pass-Through Certificates,
           584+    Trust 1992-43, Class 43-E,
                     4/25/22 ....................................       588,335
         3,053+    Trust 1993-79, Class 79-PK,
                     4/25/22 ....................................     2,971,193
         3,146+    Trust 1993-87, Class 87-J,
                     4/25/22 ....................................     2,880,163
         1,850     Trust 1993-223, Class 223-PT,
                     10/25/23 ...................................       203,831
           643+    Trust 1994-13, Class 13-SJ,
                     2/25/09 ....................................       661,871
                                                                    -----------
                                                                      7,654,017
                                                                    -----------
                 ADJUSTABLE & INVERSE FLOATING RATE
                 MORTGAGES--24.4%
AAA        462   Citicorp Mortgage Securities, Inc.,
                   Series 1993-14, Class A-4,
                     11/25/23 ...................................       154,425
                 Federal Home Loan Mortgage Corp.,
                   Multiclass Mortgage Participation
                   Certificates,
            91     Series 1506, Class 1506-S,
                     5/15/08 ....................................        83,111
           373+    Series 1580, Class 1580-SD,
                     9/15/08 ....................................       346,220
           194     Series 1592, Class 1592-TB,
                     5/15/23 ....................................       122,020
           287+    Series 1618, Class 1618-SA,
                     11/15/08 ...................................       284,843
         1,025+    Series 1626, Class 1626-SA,
                     12/15/08 ...................................       712,795
                 Federal National Mortgage Association,
                   REMIC Pass-Through Certificates,
            43     Trust 1992-174, Class 174-S,
                     9/25/22 ....................................        86,290
           858+    Trust 1992-190, Class 190-S,
                     11/25/07 ...................................       718,867
         1,000+    Trust 1993-156, Class 156-SE,
                     10/25/19 ...................................       927,060
           500     Trust 1993-167, Class 167-SL,
                     1/25/22 ....................................       432,187
           605+    Trust 1993-173, Class 173-SA,
                     9/25/08 ....................................       471,767
           600     Trust 1993-197, Class 197-SB,
                     10/25/08 ...................................       433,872
           838     Trust 1993-209, Class 209-SG,
                     8/25/08 ....................................       767,970
           498     Trust 1993-214, Class 214-SH,
                     12/25/08 ...................................       381,535
Aaa        600   PaineWebber Mortgage
                   Acceptance Corp.,
                   Series 1994-6, Class A-9,
                     4/25/09 ....................................       438,375
                 Residential Funding Mortgage
                   Securities, Inc.,

AAA      1,165     Series 1993-S23, Class A-12,
                     6/25/08 ....................................     1,053,314
AAA      1,204     Series 1993-S23, Class A-16,
                     6/25/08 ....................................     1,080,320
                                                                    -----------
                                                                      8,494,971
                                                                    -----------
                 INTEREST ONLY MORTGAGE-BACKED
                 SECURITIES--26.0%
Aaa     25,000   Chase Mortgage Finance Corp.,
                   Series 1999-S4, Class A-14,
                     4/25/29 ....................................       212,325
                 Credit Suisse First Boston Mortgage
                   Securities Corp.,
AAA     13,765     Series 1997-C1, Class AX,
                     4/20/22 ** .................................     1,069,834
Aaa     32,607     Series 1998-1, Class A7,
                     9/25/28 ....................................        86,611
                 Federal Home Loan Mortgage Corp.,
                   Multiclass Mortgage Participation
                   Certificates,
            11     Series 1114, Class 1114-J,
                     7/15/06 ....................................       191,207
            13     Series 1285, Class 1285-M,
                     5/15/07 ....................................       186,970
         2,750+    Series 1645, Class 1645-IB,
                     9/15/08 ....................................       340,395
         1,107     Series 1747, Class 1747-I,
                     6/15/23 ....................................       165,869
        18,834     Series 1995, Class 1995-SB,
                     10/15/27 ...................................        29,569
         2,420+    Series 2039, Class 2039-PI,
                     2/15/12 ....................................       354,272
           600+    Series 2049, Class 2049-LC,
                     10/15/23 ...................................       140,625
         2,477     Series 2075, Class 2075-IB,
                     12/15/21 ...................................       407,144
         2,426+    Series 2140, Class 2140-UK,
                     9/15/11 ....................................       348,731


See Notes to Financial Statements.

--------------------------------------------------------------------------------
           PRINCIPAL
  RATING*   AMOUNT                                                       VALUE
(UNAUDITED) (000)         DESCRIPTION                                   (NOTE 1)
--------------------------------------------------------------------------------
                INTEREST ONLY MORTGAGE-BACKED
                 SECURITIES (CONT'D)
                 Federal National Mortgage Association,
                   REMIC Pass-Through Certificates,
        $    2     Trust G-21, Class 21-L,
                     7/25/21 ....................................   $    57,473
         3,881     Trust 299, Class 2,
                     5/1/28 .....................................     1,154,424
             9     Trust 1991-72, Class 72-H,
                     7/25/06 ....................................       195,009
            30     Trust 1993-49, Class 49-L,
                     4/25/13 ....................................       487,527
           874     Trust 1994-39, Class 39-PE,
                     1/25/23 ....................................        90,533
        19,927     Trust 1997-57, Class SG,
                     4/25/24 ....................................       292,685
        17,791     Trust 1997-78, Class 78-SR,
                     10/18/27 ...................................       272,422
        47,267     Trust 1997-81 Class 81-SD,
                     12/18/27 ...................................        92,714
         1,223+    Trust 1998-30, Class 30-QG,
                     12/18/25 ...................................       343,958
         1,829+    Trust 1998-43, Class 43-YI,
                     7/18/28 ....................................       254,930
AAA     22,475   GMAC Commercial Mortgage
                   Securities Inc.,
                   Series 1998-C2, Class X,
                     8/15/23 ....................................       829,300
Aaa      5,797   Merrill Lynch Mortgage
                   Investors, Inc.,
                   Series 1997-C2, Class IO,
                     12/10/29 ...................................       359,409
Aaa      3,174   Norwest Asset Securities Corp.,
                   Series 1998-5, Class A-5,
                     3/25/28 ....................................       384,899
AAA      1,427   PNC Mortgage Securities Corp.,
                   Series 1998-8, Class 4X,
                     10/25/13 ...................................       242,560
                 Residential Funding Mortgage
                   Securities, Inc.,
AAA      6,981     Series 1993-S44, Class A-4,
                     11/25/23 ...................................       305,422
AAA     13,589     Series 1998-S19, Class A8,
                     8/25/28 ....................................       118,902
NR         118   Salomon Brothers Mortgage
                   Securities Inc. VI,
                   Series 1987-3, Class B,
                     10/23/17 ...................................        29,001
                                                                    -----------
                                                                      9,044,720
                                                                    -----------
                 PRINCIPAL ONLY MORTGAGE-BACKED
                 SECURITIES--3.9%
                 Federal National Mortgage Association,
                   REMIC Pass-Through Certificates,
           306     Trust 1994-25, Class 25-C,
                     11/25/23 ...................................       254,223
           489     Trust 1996-54, Class 54-A,
                     4/25/21 ....................................       426,836
           683     Trust 1996-54, Class 54-G,
                     4/25/23 ....................................       441,440
AAA        175   PaineWebber Mortgage
                   Acceptance Corp. IV,
                   Series 1993-5, Class A-14,
                     6/25/08 ....................................       139,728
NR         118   Salomon Brothers Mortgage
                   Securities Inc. VI,
                   Series 1987-3, Class A,
                     10/23/17 ...................................        98,973
                                                                    -----------
                                                                      1,361,200
                                                                    -----------
                 COMMERCIAL MORTGAGE-BACKED
                 SECURITIES--9.9%
AAA        173   Citicorp Mortgage Securities, Inc.,
                   Series 1998-3, Class A6,
                     6.75%, 5/25/28 .............................       170,135
BBB        500   DLJ Mortgage Acceptance Corp.,
                   Series 1997-CF1, Class B1,
                     7.91%, 4/15/07** ...........................       468,304
                 Merrill Lynch Mortgage
                   Investors, Inc.,
A          500     Series 1995-C1, Class D,
                     7.90%, 5/25/15 .............................       506,851
BBB        500     Series 1996-C1, Class D,
                     7.42%, 4/25/28 .............................       486,795
AAA        750   New York City Mortgage
                   Loan Trust, Multifamily,
                   Series 1996, Class A-2,
                     6.75%, 6/25/11** ...........................       709,922
AAA      1,000   Prudential Securities Secured
                   Financing Corp.,
                   Series 1998-C1, Class A1-B,
                     6.506%, 7/15/08 ............................       959,000
BBB        159   Resolution Trust Corp.,
                   Series 1994-C2, Class D,
                     8.00%, 4/25/25 .............................       157,317
                                                                    -----------
                                                                      3,458,324
                                                                    -----------
                 ASSET-BACKED SECURITIES--4.4%
AAA      1,230+  Chase Credit Card Master Trust,
                   Series 1997-5, Class A,
                     6.194%, 8/15/05 ............................     1,218,458
NR         251   Global Rated Eligible Asset Trust,
                   Series 1998-A, Class A-1,
                     7.33%, 3/15/06 @/@@ ........................        62,856
                 Structured Mortgage Asset
                   Residential Trust,
NR         608     Series 1997-2,
                     8.24%, 3/15/06 @/@@ ........................       121,605
NR         674     Series 1997-3,
                     8.57%, 4/15/06 @/@@ ........................       134,892
                                                                    -----------
                                                                      1,537,811
                                                                    -----------
                 U.S GOVERNMENT AND AGENCY
                 SECURITIES--4.1%
           526   Small Business Administration
                   Participation Certificate,
                   Series 1998-10, Class 10-A,
                     6.12%, 2/01/08 .............................       495,304

See Notes to Financial Statements.

--------------------------------------------------------------------------------
           PRINCIPAL
  RATING*   AMOUNT                                                       VALUE
(UNAUDITED) (000)         DESCRIPTION                                   (NOTE 1)
--------------------------------------------------------------------------------
                 U.S. GOVERNMENT AND AGENCY
                 SECURITIES (CONT'D)
                 U.S. Treasury Notes,
        $  535+    5.875%, 10/31/01 .............................   $   532,742
           385+    6.625%, 5/15/07 ..............................       400,762
                                                                   ------------
                                                                      1,428,808
                                                                   ------------
                 TAXABLE MUNICIPAL BONDS--8.8%
AAA        500   Fresno California Pension Obligation,
                   Series 1994, 7.80%, 6/01/14 ..................       493,355
AAA        500   Kern County California
                   Pension Obligation,
                   6.98%, 8/15/09 ...............................       493,520
                 Los Angeles County California
                   Pension Obligation,
AAA      1,000     Series A, 8.62%, 6/30/06 .....................     1,076,800
AAA        500     Series D, 6.97%, 6/30/08 .....................       496,055
AAA        500   Orleans Parish Louisiana School Board,
                   Series A, 6.60%, 2/01/08 .....................       485,810
                                                                   ------------
                                                                      3,045,540
                                                                   ------------
                 CORPORATE BONDS--28.6%
                 FINANCE & BANKING--10.4%
A3         500   AmSouth Bancorporation,
                   6.75%, 11/01/25 ..............................       479,055
A+         600   Equitable Life Assured Society,
                   6.95%, 12/01/05** ............................       589,398
A          400   Lehman Brothers Holding, Inc., Series A,
                   6.75%, 9/24/01 ...............................       397,240
A+         500   Metropolitan Life Insurance Co.,
                   6.30%, 11/01/03** ............................       489,370
AA-      1,000   Morgan Stanley Group, Inc.,
                   10.00%, 6/15/08 ..............................     1,144,790
BBB+       500   PaineWebber Group, Inc.,
                   8.875%, 3/15/05 ..............................       532,578
                                                                   ------------
                                                                      3,632,431
                                                                   ------------
                 INDUSTRIALS--9.5%
A2         100   American Airlines, Inc.,
                   Secured Equipment Trust,
                   Series 1990-M, 10.44%, 3/04/07 ...............       111,863
A1       1,000   Dow Capital BV,
                   9.20%, 6/01/10 ...............................     1,106,550
A-         500   Ralcorp Holdings, Inc.,
                   8.75%, 9/15/04 ...............................       531,120
A3         500   Ralston Purina Co.,
                   9.25%, 10/15/09 ..............................       544,082
BBB-       500   Seagram Joseph E. & Sons, Inc.,
                   7.00%, 4/15/08 ...............................       511,855
AA-        500   TCI Communications, Inc.,
                   8.25%, 1/15/03 ...............................       506,400
                                                                   ------------
                                                                      3,311,870
                                                                   ------------
                 UTILITIES--2.9%
A          500   Alltel Corp.,
                   7.50%, 3/01/06 ...............................       499,485
Baa1       500   Ohio Edison Co.,
                   8.625%, 9/15/03 ..............................       518,235
                                                                   ------------
                                                                      1,017,720
                                                                   ------------
                 YANKEE--5.8%
BBB-       500   Empresa Electric Guacolda SA,
                   7.95%, 4/30/03** .............................       486,642
BBB+       170   Empresa Electric Pehuenche,
                   7.30%, 5/01/03 ...............................       166,886
A-         500   Israel Electric Corp., Ltd.,
                   7.25%, 12/15/06** ............................       467,870
Baa2     1,000   Petrozuata Finance Inc.,
                   Series A, 7.63%, 4/01/09** ...................       883,125
                                                                   ------------
                                                                      2,004,523
                                                                   ------------
                                                                      9,966,544
                                                                   ------------
              Total long-term investments
                   (cost $47,267,449) ...........................    46,253,885
                                                                   ------------
                 SHORT-TERM INVESTMENT--0.9%
                 DISCOUNT NOTE
           300   Federal Home Loan Bank,
                   Discount Note,
                   6.401%, 11/01/00
                   (cost $300,000) ..............................       300,000
                                                                   ------------
                 Total investments--133.8%
                   (cost $47,567,449) ...........................    46,553,885
                 Liabilities in excess of
                   other assets--(33.8)% ........................   (11,761,137)
                                                                   ------------
                 NET ASSETS--100% ...............................  $ 34,792,748
                                                                   ============



















--------------------------------------------------------------------------------
 *   Using the higher of Standard & Poor's, Moody's or Fitch's rating.
** Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 + Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
 @   Illiquid securities representing 0.92% of net assets.
@@ Security is restricted as to public resale. The securities were acquired in 1997 and have an aggregate current cost of $431,065.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS
       REMIC--Real Estate Mortgage Investment Conduit.
--------------------------------------------------------------------------------



See Notes to Financial Statements.

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments, at value
  (cost $47,567,449) (Note 1) ..............................       $ 46,553,885
 Cash ......................................................            144,465
Receivable for investment sold .............................          4,843,750
 Interest receivable .......................................            648,912
Interest rate cap, at value
  (amortized cost $71,419) (Notes 1 & 3) ...................             44,399
                                                                   ------------
                                                                     52,235,411
                                                                   ------------
LIABILITIES
Reverse repurchase agreements (Note 4) .....................         12,154,213
Payable for investment purchased ...........................          4,831,250
Due to parent (Note 2) .....................................            400,553
Interest payable ...........................................             55,772
Due to broker--variation margin (Notes 1 & 3) ..............                875
                                                                   ------------
                                                                     17,442,663
                                                                   ------------
NET ASSETS .................................................       $ 34,792,748
                                                                   ============
Net assets were comprised of:
  Common stock at par (Note 5) .............................       $      2,957
  Paid-in capital in excess of par .........................         34,035,069
                                                                   ------------
                                                                     34,038,026
Undistributed net investment income ........................          1,843,868
Accumulated net realized loss ..............................            (20,397)
Net unrealized depreciation ................................         (1,068,749)
                                                                   ------------
Net assets, October 31, 2000 ...............................       $ 34,792,748
                                                                   ============
Net asset value per share:
  ($34,792,748 / 2,957,093 shares of
  common stock issued and outstanding) .....................             $11.77
                                                                         ======


--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 3, 1999* TO OCTOBER 31, 2000
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
Income
  Interest earned (net of premium
  amortization of $1,475,694 and
  interest expense of $627,011) ............................        $ 2,244,421
                                                                    -----------
Operating expenses
Investment advisory ........................................            167,881
Legal ......................................................             51,500
Administration .............................................             45,786
Independent accountants ....................................             37,500
Custodian ..................................................             29,000
Miscellaneous ..............................................              7,286
                                                                    -----------
Total operating expenses ...................................            338,953
Net investment income before excise tax ....................          1,905,468
Excise tax .................................................             61,600
                                                                    -----------
Net investment income ......................................          1,843,868
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on:
Investments ................................................            (20,397)
                                                                    -----------
Net change in unrealized depreciation on:
Investments ................................................         (1,013,564)
Interest rate cap ..........................................            (27,020)
Futures ....................................................            (28,165)
                                                                    -----------
                                                                     (1,068,749)
                                                                    -----------
Net loss on investments ....................................         (1,089,146)
                                                                    -----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ..................................        $   754,722
                                                                    ===========
-----------
*Commencement of investment operations.



See Notes to Financial Statements.

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
STATEMENT OF CASH FLOWS
FOR THE PERIOD DECEMBER 3, 1999* TO OCTOBER 31, 2000
--------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN
  NET ASSETS RESULTING FROM OPERATIONS
  TO NET CASH FLOWS USED FOR
  OPERATING ACTIVITIES

Net increase in net assets resulting from
  operations ...............................................       $    754,722
                                                                   ------------

Increase in investments excluding
  non-cash items ...........................................         (4,296,770)
Increase in receivable for securities sold .................         (4,843,750)
Increase in payable for securities purchased ...............          4,831,250
Net realized loss ..........................................             20,397
Increase in unrealized depreciation ........................          1,068,749
Decrease in interest rate cap ..............................              2,825
Increase in interest receivable ............................           (352,328)
Increase due to broker--variation margin ...................                875
Increase in interest payable ...............................             26,898
Increase in accrued expenses and other
  liabilities ..............................................            400,553
                                                                   ------------
Total adjustments ..........................................         (3,141,301)
                                                                   ------------
Net cash flows used for operating activities ...............       $ (2,386,579)
                                                                   ============
INCREASE (DECREASE) IN CASH
Net cash flows used for operating activities ...............       $ (2,386,579)
                                                                   ------------
Cash flows provided by financing activities:
Increase in reverse repurchase agreements ..................          2,531,044
Net cash flows provided by financing activities ............          2,531,044
Net increase in cash .......................................            144,465
Cash at beginning of period ................................                 --
                                                                   ------------
Cash at end of period ......................................       $    144,465
                                                                   ============
Supplemental Schedule of Non Cash Financing
  Activities:
  Transfer of assets and liabilities from
     BlackRock Broad Investment
     Grade 2009 Trust Inc. in exchange for
     shares issued .........................................       $ 34,038,026
                                                                   ============

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
STATEMENT OF CHANGES IN
NET ASSETS
--------------------------------------------------------------------------------
                                                                 FOR THE PERIOD
                                                                  DECEMBER 3,
                                                                   1999* TO
                                                               OCTOBER 31, 2000
                                                               ----------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS:
  Net investment income ....................................       $  1,843,868
  Net realized loss ........................................            (20,397)
Net change in unrealized
     depreciation ..........................................         (1,068,749)
                                                                   ------------
Net increase in net assets resulting
    from operations ........................................            754,722
                                                                   ------------

CAPITAL STOCK TRANSACTION:
  Transfer of assets from
    BlackRock Broad Investment Grade
    2009 Term Trust Inc. in exchange
    for shares issued ......................................         34,038,026
                                                                   ------------
Total increase .............................................         34,792,748
                                                                   ------------
NET ASSETS
Beginning of period ........................................                 --
                                                                   ------------
End of period (including
  undistributed net investment
  income of $1,843,868) .....................                      $ 34,792,748
                                                                   ============


*Commencement of investment operations.



See Notes to Financial Statements.

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                FOR THE PERIOD
                                                               DECEMBER 3, 1999*
                                                                    THROUGH
                                                                OCTOBER 31, 2000
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..........................     $ 11.51
                                                                    -------
Net investment income (net of interest expense of $0.21) ......         .62
Net realized and unrealized loss on investments ...............        (.36)
                                                                    -------
Net increase from investment operations .......................         .26
                                                                    -------
Net asset value, end of period ................................     $ 11.77
                                                                    =======
TOTAL INVESTMENT RETURN+ ......................................        2.26%

RATIOS TO AVERAGE NET ASSETS:
Operating expenses ............................................        1.12%+++
Operating expenses and interest expense .......................        3.20%+++
Operating expenses, interest expense, and excise taxes ........        3.40%+++
Net investment income .........................................        6.11%+++

SUPPLEMENTAL DATA:
Average net assets (in thousands) .............................     $33,067
Portfolio turnover ............................................          36%
Net assets, end of period (in thousands) ......................     $34,793
Reverse repurchase agreements outstanding,
  end of period (in thousands) ................................     $12,154
Asset coverage++ ..............................................     $ 3,863

-------------

   * Commencement of investment operations.

   + This entity is not publicly traded and therefore total investment return is calculated assuming a purchase of common stock at the current net asset value on the first day and a sale at the current net asset value on the last day of the period reported. Total investment return for year of less than one full year is not annualized.

  ++ Per $1,000 of reverse repurchase agreements outstanding. +++ Annualized.

The information above represents the audited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION    BCT  Subsidiary,  inc.,  (the "Trust") was  incorporated
& ACCOUNTING            under the laws of the State of Maryland on November  12,
POLICIES                1999,  and  is  a  diversified   closed-end   management
                        investment  company.  The Trust was incorporated  solely
for the purpose of receiving all or a substantial portion of the assets of the BlackRock Broad Investment Grade 2009 Term Trust Inc. ("BCT"), incorporated under the laws of the State of Maryland and as such, is a wholly-owned subsidiary of BCT. The Trust's investment objective is to manage a portfolio of fixed income securities while providing cash flow definitions to BCT. No assurance can be given that the Trust's investment objective will be achieved.

   The following is a summary of significant accounting policies followed by the Trust.

   SECURITIES VALUATION: The Trust values mortgage-backed and asset-backed securities, interest rate swaps, caps, floors and non-exchange traded options and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Directors. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities are valued at amortized cost. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Directors.

   In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

   Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

   Option selling and purchasing is used by the Trust to effectively "hedge" positions, or collections of positions, so that changes in interest rates do not change the duration of the portfolio unexpectedly. In general, the Trust uses options to hedge a long or short position or an overall portfolio that is longer or shorter than the benchmark security. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put options can be purchased to effectively hedge a position or a portfolio against price declines if a portfolio is long. In the same sense, call options can be purchased to hedge a portfolio that is shorter than its benchmark against price changes. The Trust can also sell (or write) covered call options and put options to hedge portfolio positions.

   The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

   During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trust closely monitors swaps and does not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or loss on investment transactions.

   The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

   Swap options may be used by the Trust to manage the duration of the Trust's portfolio in a manner similar to more generic options described above.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

   Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust can effectively "hedge" more volatile positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

   The Trust may invest in financial futures contracts primarily for the purpose of hedging its existing portfolio securities or securities the Trust intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is also at risk of not being able to enter into a closing transaction for the futures contract because of an illiquid secondary market. In addition, since futures are used to shorten or lengthen a portfolio's duration, there is a risk that the portfolio may have temporarily performed better without the hedge or that the Trust may lose the opportunity to realize appreciation in the market price of the underlying positions.

SHORT SALES: The Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITIES LENDING: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust receives compensation for lending its securities in the form of interest on the loan. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

   Interest rate caps are intended to both manage the duration of the Trust's portfolio and its exposure to changes in short term rates. Owning interest rate caps reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short term rates, which the Trust experiences primarily in the form of leverage.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust does not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

   Interest rate floors are used by the Trust to both manage the duration of the portfolio and its exposure to changes in short-term interest rates. Selling interest rate floors reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The Trust's leverage provides extra income in a period of falling rates. Selling floors reduces some of that advantage by partially monetizing it as an up front payment which the Trust receives.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust does not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust accretes discount or amortizes premium on securities purchased using the interest method.

FEDERAL INCOME TAXES: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provision is required. As part of a tax planning strategy, the Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. AGREEMENTS      The  Trust has an  Investment  Advisory  Agreement  with
                        BlackRock  Advisors,  Inc. (the  "Advisor"),  which is a
wholly-owned subsidiary of BlackRock, Inc., which in turn is an indirect majority-owned subsidiary of PNC Financial Services Group, Inc. The Trust has an Administration Agreement with Princeton Administrators, L.P. (the "Administrator"), an indirect wholly-owned affiliate of Merrill Lynch & Co., Inc.

   The Trust reimburses BCT for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of BCT.

NOTE 3. PORTFOLIO       Purchases and sales of investment securities, other than
SECURITIES              short-term  investments and dollar rolls, for the period
                        ended  October  31,  2000  aggregated   $20,721,486  and
                        $15,764,303, respectively.

   The Trust may invest in securities which are not readily marketable,including those which are restricted as to disposition under securities law ("restricted securities"). At October 31, 2000, the Trust held 15.76% of its net assets in securities restricted as to resale.

   The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears) or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc. could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

   The federal income tax basis of the Trust's investments at October 31, 2000 was $47,596,367, and accordingly, net unrealized depreciation for federal income tax purposes was $1,042,482 (gross unrealized appreciation--$901,220, gross unrealized depreciation--$1,943,702).

   Details of open financial futures contracts at October 31, 2000 are as follows:

                                       VALUE AT       VALUE AT
NUMBER OF                EXPIRATION     TRADE        OCTOBER 31,    UNREALIZED
CONTRACTS      TYPE         DATE         DATE           2000       DEPRECIATION
--------    ----------     -----     ------------   ------------   ------------
SHORT POSITION:
(10,000)    Eurodollar     June      $(2,311,210)   $(2,339,375)     $(28,165)
                           2001                                      ========

   The Trust holds an interest rate cap. Under this agreement, the Trust receives the excess, if any, of a floating rate over a fixed rate. The Trust paid a transaction fee for the agreement. Details of the cap at October 31, 2000 are as follows:

NOTIONAL                                                VALUE AT
AMOUNT   FIXED   FLOATING   TERMINATION   AMORTIZED    OCTOBER 31,   UNREALIZED
(000)    RATE      RATE         DATE        COST          2000      DEPRECIATION
------   -----   --------   -----------   --------     ----------  ------------
$5,000   6.00%    3 month      2/19/02    $71,419        $44,399      $(27,020)
                   LIBOR                                              ========

NOTE 4. BORROWINGS      REVERSE REPURCHASE AGREEMENTS:  The Trust may enter into
                        reverse  repurchase  agreements  with  qualified,  third
party broker-dealers as determined by and under the direction of the Trust's Board of Directors. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, the value of which at least equals the principal amount of the reverse repurchase transactions including accrued interest.

   The average daily balance of reverse repurchase agreements outstanding for the period ended October 31, 2000 was approximately $10,740,892 at a weighted average interest rate of approximately 5.84%. The maximum amount of reverse repurchase agreements outstanding at any month-end during the period was $12,234,625 as of June 30, 2000 which was 27% of total assets.

DOLLAR ROLLS: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

   The Trust did not enter into any dollar roll transactions during the period ended October 31, 2000.

NOTE 5. CAPITAL         On  December 3,  1999, The  BlackRock  Broad  Investment
                        Grade   2009   Term   Trust   Inc.  transferred  to  BCT
Subsidiary, Inc. assets of $34,038,026 in exchange for 2,957,093 common shares issued.

   There are 200 million shares of $.01 par value common stock authorized. BCT owned all of the 2,957,093 shares outstanding at October 31, 2000.

--------------------------------------------------------------------------------
                              BCT SUBSIDIARY, INC.
                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Shareholder and Board of Directors of
BCT Subsidiary, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BCT Subsidiary, Inc. (the "Trust") as of October 31, 2000 and the related statement of operations and of cash flows, and the statement of changes in net assets and financial highlights for the period December 3, 1999 (commencement of investment operations) through October 31, 2000. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BCT Subsidiary, Inc. at October 31, 2000 and the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the respective stated period in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
-------------------------
New York, New York
December 8, 2000

BLACKROCK

DIRECTORS
Laurence D. Fink, CHAIRMAN
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
James Clayburn La Force, Jr.
Walter F. Mondale
Ralph L. Schlosstein

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Scott Amero, VICE PRESIDENT
Keith T. Anderson, VICE PRESIDENT
Michael C. Huebsch, VICE PRESIDENT
Robert S. Kapito, VICE PRESIDENT
Richard M. Shea, VICE PRESIDENT/TAX
Henry Gabbay, TREASURER
James Kong, ASSISTANT TREASURER
Anne Ackerley, SECRETARY

INVESTMENT ADVISOR
BlackRock Advisors, Inc.
400 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

ADMINISTRATOR
Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095
(800) 543-6217

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171
(800) 699-1BFM

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1434

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10022

LEGAL COUNSEL - INDEPENDENT DIRECTORS
Debevoise & Plimpton
875 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of any securities.

                              BCT SUBSIDIARY, INC.
                       c/o Princeton Administrators, L.P.
                                  P.O. Box 9095
                            Princeton, NJ 08543-9095
                                 (800) 543-6217

[Logo] Printed on recycled paper                                    092472-10-6




BCT SUBSIDIARY, INC.
----------------------------------
ANNUAL REPORT
OCTOBER 31, 2000


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